Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Assets [Line Items]
Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable

	Year Ended December 31
	2022	2023
	NT$	NT$
	(In Millions)
Beginning balance	$1,605	$1,365
Add: Provision for credit loss	109	128
Less: Amounts written off	(349)	(391)
Ending balance	$1,365	$1,102

Trade notes and accounts receivable [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade Notes and Accounts Receivable, Net

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$26,037	$25,944
Less: Loss allowance	(1,365)	(1,102)
	$24,672	$24,842

Provision Matrix Arising from Telecommunications and Project Business

	Not Past Due	Past Due Less than 30 Days	Past Due 31 to 60 Days	Past Due 61 to 90 Days	Past Due 91 to 120 Days	Past Due 121 to 180 Days	Past Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-20%	3%-64%	11%-80%	25%-90%	45%-96%	100%
Gross carrying amount	$17,163	$310	$87	$33	$28	$34	$599	$18,254
Loss allowance (Lifetime ECL)	(50)	(22)	(20)	(21)	(20)	(29)	(599)	(761)
Amortized cost	$17,113	$288	$67	$12	$8	$5	$—	$17,493

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$3,798	$119	$11	$53	$1	$2	$547	$4,531
Loss allowance (Lifetime ECL)	(3)	(6)	(1)	(16)	(1)	(1)	(547)	(575)
Amortized cost	$3,795	$113	$10	$37	$—	$1	$—	$3,956

December 31, 2023

	Not Past Due	Past Due Less than 30 Days	Past Due 31 to 60 Days	Past Due 61 to 90 Days	Past Due 91 to 120 Days	Past Due 121 to 180 Days	Past Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-1%	1%-20%	3%-65%	12%-82%	23%-91%	40%-96%	100%
Gross carrying amount	$17,066	$346	$135	$70	$48	$49	$578	$18,292
Loss allowance (Lifetime ECL)	(50)	(22)	(29)	(29)	(35)	(22)	(578)	(765)
Amortized cost	$17,016	$324	$106	$41	$13	$27	$—	$17,527

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$3,869	$101	$12	$18	$1	$1	$287	$4,289
Loss allowance (Lifetime ECL)	(3)	(17)	(1)	(5)	(1)	—	(287)	(314)
Amortized cost	$3,866	$84	$11	$13	$—	$1	$—	$3,975

Note a: Please refer to Note 42 for the information of disaggregation of telecommunications service revenue. The expected credit loss rate applicable to different business revenue varies so as to reflect the risk level indicating by factors like historical experience.

Note b: The project business has different loss types according to the customer types. The expected credit loss rate listed above is for general customers. When the customer is a government-affiliated entity, it is anticipated that there will not be an instance of credit loss. Customers with past history of bounced checks or accounts receivable exceeding six months overdue are classified as high-risk customers, with an expected credit loss rate of 50%, increasing by period as the days overdue increase.